Debt - Schedule of Outstanding Debt Instrument (Details) (10-K) - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
Less Discount		$ (25,180)
Related Party Note		64,728
Convertible Note Payable		1,000,000	1,000,000
Total	$ 1,368,419	1,127,320	1,093,761
Sponsor Loan [Member]
Less Discount			93,761
10% Fixed Convertible Promissory Note [Member]
Less Discount		$ 152,500